CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 112,312,511	$ 16,060,475	¥ 144,459,946	¥ 123,851,332
Cost of sales:
Total cost of sales	(91,327,453)	(13,059,652)	(114,803,808)	(96,354,581)
Gross profit	20,985,058	3,000,823	29,656,138	27,496,751
Operating expenses:
Research and development	(11,314,949)	(1,618,016)	(11,071,358)	(10,586,129)
Selling, general and administrative	(10,664,857)	(1,525,055)	(12,229,323)	(9,767,955)
Other operating income, net	473,631	67,728	663,657	264,210
Total operating expenses	(21,506,175)	(3,075,343)	(22,637,024)	(20,089,874)
Income/(Loss) from operations	(521,117)	(74,520)	7,019,114	7,406,877
Other (expense)/income
Interest expense	(168,078)	(24,035)	(187,755)	(86,251)
Interest income and investment income, net	1,918,883	274,397	1,819,964	2,082,948
Others, net	67,447	9,645	664,301	1,048,189
Income before income tax	1,297,135	185,487	9,315,624	10,451,763
Income tax benefit/(expense)	(157,707)	(22,552)	(1,270,374)	1,357,362
Net income	1,139,428	162,935	8,045,250	11,809,125
Less: Net income attributable to noncontrolling interests	14,990	2,143	12,900	104,992
Net income attributable to ordinary shareholders of Li Auto Inc.	¥ 1,124,438	$ 160,792	¥ 8,032,350	¥ 11,704,133
Weighted average number of ordinary shares
Basic (in shares)	2,015,070,194	2,015,070,194	1,993,191,951	1,967,863,759
Diluted (in shares)	2,142,727,527	2,142,727,527	2,129,273,430	2,115,376,392
Net earnings per share attributable to ordinary shareholders
Basic earnings (in per share) | (per share)	¥ 0.56	$ 0.08	¥ 4.03	¥ 5.95
Diluted earnings (in per share) | (per share)	¥ 0.54	$ 0.08	¥ 3.79	¥ 5.55
Net income	¥ 1,139,428	$ 162,935	¥ 8,045,250	¥ 11,809,125
Other comprehensive (loss)/income
Foreign currency translation adjustment, net of nil tax	(653,432)	(93,440)	53,128	(30,766)
Total other comprehensive (loss)/income	(653,432)	(93,440)	53,128	(30,766)
Total comprehensive income	485,996	69,495	8,098,378	11,778,359
Less: Net income attributable to noncontrolling interests	14,990	2,143	12,900	104,992
Comprehensive income attributable to ordinary shareholders of Li Auto Inc.	471,006	67,352	8,085,478	11,673,367
Vehicle sales
Revenues:
Total revenues	106,683,100	15,255,480	138,538,092	120,294,667
Cost of sales:
Total cost of sales	(87,591,473)	(12,525,414)	(111,121,036)	(94,482,347)
Other sales and services
Revenues:
Total revenues	5,629,411	804,995	5,921,854	3,556,665
Cost of sales:
Total cost of sales	¥ (3,735,980)	$ (534,238)	¥ (3,682,772)	¥ (1,872,234)